Average Annual Total Returns{- Fidelity® Disciplined Equity Fund} - 10.31 Fidelity Disciplined Equity Fund Retail PRO-08 - Fidelity® Disciplined Equity Fund	Fidelity Disciplined Equity Fund-Retail Class Return Before Taxes Past 1 year	Fidelity Disciplined Equity Fund-Retail Class Return Before Taxes Past 5 years	Fidelity Disciplined Equity Fund-Retail Class Return Before Taxes Past 10 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions Past 1 year	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions Past 5 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions Past 10 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions and Sales Past 1 year	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions and Sales Past 5 years	Fidelity Disciplined Equity Fund-Retail Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	29.80%	14.74%	13.09%	29.79%	13.68%	12.00%	17.65%	11.53%	10.54%	18.40%	15.22%	13.88%